Other financial assets, Non-current	12 Months Ended
Mar. 31, 2022
Other Financial Assets Non-current
Other financial assets, Non-current

22 Other financial assets, Non-current

	March 31,
	2021	2022
Security deposits	23,838	48,320
Total	23,838	48,320

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2022, remaining tenure for security deposits ranges from 1 to 7 years.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)